Cover	Nov. 10, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 10, 2026
Entity File Number	001-41956
Entity Registrant Name	AtlasClear Holdings, Inc.
Entity Central Index Key	0001963088
Entity Tax Identification Number	92-2303797
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	4350 West Cypress Street
Entity Address, Address Line Two	Suite 270
Entity Address, City or Town	Tampa
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33607
City Area Code	(727)
Local Phone Number	446-6660
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	ATCH
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false